Schedule Of Details of Compensation options (Details)	12 Months Ended
Sep. 30, 2024 $ / shares shares
Share Capital
Balance at beginning (in shares) | shares	17,522
[custom:ExcercisePriceOne-1] | $ / shares	$ 4.95
Increase Decrease In Number Of Shares Outstandings | shares	(17,522)
Excercise Price Expired During The Year | $ / shares	$ 6.70
Balance at ending (in shares) | shares
[custom:ExcercisePriceOne-2] | $ / shares